UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Gain (loss) from fair value changes of debt securities, tax	¥ (8)	¥ 7
Foreign currency translation adjustments, tax	¥ 0	¥ 0